Note 8 - Leases - Supplemental Cash Flow and Other Information 1 (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating cash flows used for operating leases	$ 128,840	$ 33,609	$ 45,970	$ 39,870